Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Components of Finance Receivables
The following table lists the components of the finance receivables as of December 31, 2016 and 2015:

As of December 31	2015	2016
(in thousands)	EUR	EUR
Finance receivables, gross	411,654	569,723
Unearned interest	(7,095)	(5,107)
Finance receivables, net	404,559	564,616
Current portion of finance receivables, gross	285,966	450,688
Current portion of unearned interest	(5,443)	(3,304)
Non-current portion of finance receivables, net	124,036	117,232

Finance Receivables Due for Payment
At December 31, 2016, finance receivables due for payment in each of the next 5 years and thereafter are as follows:

(in thousands)	EUR

2017	450,688
2018	111,582
2019	—
2020	7,453
2021	—
Thereafter	—
Finance receivables, gross	569,723